Investment in Affiliates - Gain on Retained Investment in Navios Midstream (Table) (Details) (Navios Midstream, USD $) In Thousands, unless otherwise specified	11 Months Ended
Nov. 18, 2014
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Fair value of investment in Navios Midstream	$ 164,501
Less: Percentage retained of carrying value of net assets in Navios Midstream	(144,287)
Gain on retained investment in Navios Midstream	$ 20,214